Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

a.	On October 22, 2020, the Company entered into an at the market offering agreement (the “Sales Agreement”), pursuant to which the Company may, from time to time and at the Company’s option, issue and sell ordinary shares having an aggregate offering price of up to $25 million through a sales agent, subject to certain terms and conditions. All shares sold pursuant to the Sales Agreement were sold pursuant to the Company’s effective shelf registration statement on Form F-3. The Company must pay the sales agent a cash commission of 3% of the gross proceeds of the sale of any shares sold through the sales agent under the Sales Agreement. Between February 5, 2021 and February 9, 2021, the Company received gross proceeds of $6,339,095 from the sale of 284,317 ordinary shares at an average gross price per share of $22.29 under the Sales Agreement. Issuance expenses totaled $192 thousand.

On February 9, 2021, the Company terminated the prospectus supplement related to the offer and sale of ordinary shares under the Sales Agreement, but the Sales Agreement remains in full force and effect. To that date, the Company had sold an aggregate of 476,983 ordinary shares under the Sales Agreement, having a gross aggregate offering price of $8,557,437 at a gross average price per share of $17.94. Until such time as the Company files with the SEC a new registration statement on Form F-3 and such registration statement becomes effective, the Company may not offer and sell any additional ordinary shares under the Sales Agreement.

b.	On February 9, 2021, the Company entered into an amended and restated underwriting agreement (the “Underwriting Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) with respect to the offer, issuance and sale (the “Offering”) of an aggregate of 2,296,107 ordinary shares, together with an option granted to Wainwright to purchase up to 344,416 additional ordinary shares. The ordinary shares were offered to the public at a price of $20 per share.

The Offering closed on February 12, 2021, on which date the Company completed the issuance of 2,296,107 ordinary shares to Wainwright at a price, including the underwriting discount but before other associated fees, of $18.60 per ordinary share, as set forth in the Underwriting Agreement.

On February 17, 2021, Wainwright exercised in part its option to purchase additional ordinary shares and purchased 268,205 ordinary shares at a price, including the underwriting discount but before other associated fees, of $18.60 per share, as set forth in the Underwriting Agreement.

In accordance with the Underwriting Agreement, the Company paid Wainwright underwriting discounts and commissions equal to 7% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering, as well as a management fee equal to 1% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering. In addition, the Company issued to Wainwright 179,501 warrants to purchase ordinary shares of the Company (the “Underwriter Warrants”). The Underwriter Warrants are exercisable for five years from commencement of the Offering and have an exercise price of $25 per ordinary share, subject to customary adjustments as provided in the Underwriter Warrants. The Company has also paid Wainwright approximately $126,000 for various expenses.

The Underwriter Warrants were valued at $2,095 thousand using a Black-Scholes model with the following assumptions: estimated weighted average volatility 78.4%; weighted average risk-free interest rate of 0.5%; no dividend; and a weighted average contractual life of 5 years.

The net proceeds from the Offering were $47,023 thousand after deducting Wainwright’s fees and other expenses relating to the Offering.

c.	During February 2021, 855,813 warrants were exercised for an aggregate of 855,813 ordinary shares, which provided the Company with aggregate gross proceeds of $7.7 million.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

	Number of Warrants	Exercise price per share
Outstanding January 1, 2021	1,407,683
Issued to placement agent	179,501	$25
Exercised	(855,813)	$9
Outstanding June 30, 2021	731,371

Comprised as follows:	Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
	27,016	$180	March 22, 2016	September 22, 2021
	22,750	$10	February 26, 2020	February 24, 2025
	455,937	$9	March 5, 2020	March 5, 2022
	46,167	$10	March 4, 2020	March 4, 2022
	160,727	$25	February 12, 2021	February 9, 2026
	18,774	$25	February 17, 2021	February 9, 2026
	731,371